Shareholder Report, Average Annual Return (Details) 196327_Roundhill GLP-1 - Weight Loss ETF_TF_TSR Annual {TF}	12 Months Ended	19 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill GLP-1 & Weight Loss ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Roundhill GLP-1 & Weight Loss ETF NAV
Average Annual Return, Percent	41.36%	21.48%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	22.52%	17.76%